FAIR VALUE MEASUREMENTS (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Recurring [Member] CNY	Dec. 31, 2013 Recurring [Member] CNY	Dec. 31, 2014 Non Recurring [Member] CNY	Dec. 31, 2013 Non Recurring [Member] CNY	Dec. 31, 2014 Level 1 [Member] CNY	Dec. 31, 2013 Level 1 [Member] CNY	Dec. 31, 2014 Level 2 [Member] CNY	Dec. 31, 2013 Level 2 [Member] CNY	Dec. 31, 2014 Level 2 [Member] Recurring [Member] CNY	Dec. 31, 2013 Level 2 [Member] Recurring [Member] CNY	Dec. 31, 2014 Level 3 [Member] CNY	Dec. 31, 2013 Level 3 [Member] CNY	Dec. 31, 2014 Level 3 [Member] Non Recurring [Member] CNY	Dec. 31, 2013 Level 3 [Member] Non Recurring [Member] CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents (time deposits)						186,578,667	124,500,000							186,578,667	124,500,000
Cash equivalents (money market funds in the PRC)						93,660,365	45,579,149							93,660,365	45,579,149
Restricted cash (time deposits)						123,936,600	103,440,000							123,936,600	103,440,000
Short-term investments (time deposits)						1,306,634,495	1,485,800,264							1,306,634,495	1,485,800,264
Other current assets (interest fee employee loan)						3,432,785	3,267,078							3,432,785	3,267,078
Other non-current assets (interest free employee loan)						7,632,434	9,376,665							7,632,434	9,376,665
Amounts due from Jiuyou								1,062,395										1,062,395
Investment in non-consolidated affiliates								788,932										788,932
Goodwill
Intangible assets									47,791										47,791
Total assets measured at fair value		1,851,327		47,791												1,851,327	47,791
Intangible assets, impairment charges				(1,917,000)	(2,237,567)
Investment in Jiuyou and 2013 Affiliate Company, Impairment charges		(10,500,000)
Impairment of investment in equity affiliate		(35,085,293)
Goodwill, Impairment charges	(890,342)	(5,524,213)
Total assets measured at fair value, Impairment charges		(51,109,506)		(1,917,000)